UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Extended Equity Market Index Fund

(PEXMX)

This annual shareholder report contains important information about Extended Equity Market Index Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Equity Market Index Fund	$25	0.24%

What drove fund performance during the past 12 months?

  Small- and mid-cap U.S. stocks rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Industrials and business services produced robust results during the period. Aerospace and defense companies performed very well, as heightened geopolitical tensions helped generate an uptick in defense spending. Within the segment, Rocket Lab and Woodward performed best.

  In absolute terms, consumer staples names performed worst during the year, with the food products segment performing poorly. Freshpet and Flowers Foods were notable detractors.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P Completion Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Fund	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,896	10,097	9,910
2016	10,226	10,362	10,244
2016	10,958	10,818	10,986
2016	11,597	11,274	11,595
2017	12,124	11,921	12,126
2017	12,455	12,280	12,445
2017	13,079	12,842	13,063
2017	13,679	13,656	13,696
2018	13,669	13,568	13,712
2018	14,499	14,095	14,526
2018	15,091	15,099	15,156
2018	12,358	12,940	12,385
2019	14,306	14,757	14,365
2019	14,729	15,361	14,799
2019	14,522	15,540	14,556
2019	15,781	16,954	15,846
2020	11,379	13,410	11,406
2020	14,837	16,364	14,958
2020	16,218	17,871	16,439
2020	20,645	20,495	20,944
2021	22,219	21,796	22,566
2021	23,770	23,592	24,172
2021	23,031	23,568	23,375
2021	23,185	25,754	23,530
2022	21,058	24,395	21,333
2022	16,751	20,321	16,920
2022	16,271	19,413	16,451
2022	17,157	20,808	17,285
2023	18,169	22,302	18,288
2023	19,305	24,172	19,459
2023	18,671	23,386	18,800
2023	21,505	26,209	21,602
2024	23,005	28,835	23,105
2024	22,212	29,762	22,311
2024	24,040	31,616	24,110
2024	25,090	32,448	25,249
2025	22,847	30,916	22,990
2025	25,572	34,314	25,785
2025	27,860	37,120	28,072
2025	27,903	38,012	28,108

202501-4140694, 202601-5112665

F124-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Extended Equity Market Index Fund	11.21%	6.21%	10.81%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P Completion Index (Strategy Benchmark)	11.32	6.06	10.89

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,035,921
  Number of Portfolio Holdings1,574
  Investment Advisory Fees Paid (000s)$897
  Portfolio Turnover Rate15.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.1%
Information Technology	18.3
Financials	16.2
Health Care	14.0
Consumer Discretionary	10.4
Real Estate	5.3
Materials	4.2
Communication Services	4.0
Energy	3.7
Other	4.8

Top Ten Holdings (as a % of Net Assets)

Snowflake	1.0%
Marvell Technology	1.0
Vertiv Holdings	0.8
Cloudflare	0.8
ROBLOX	0.7
Alnylam Pharmaceuticals	0.7
Ferguson Enterprises	0.6
Cheniere Energy	0.6
Strategy	0.5
Insmed	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Extended Equity Market Index Fund

 (PEXMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PEXMX Extended Equity Market
Index Fund

T. ROWE PRICE Extended Equity Market Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 32 .78 $ 30 .12 $ 24 .92 $ 36 .18 $ 37 .12
Investment activities
Net investment income
(1)(2)
0 .33 0 .32 0 .32 0 .29 0 .27
Net realized and unrealized
gain/loss 3 .36 4 .84 5 .98 ( 9 .67 ) 4 .17
Total from investment
activities 3 .69 5 .16 6 .30 ( 9 .38 ) 4 .44
Distributions
Net investment income ( 0 .34 ) ( 0 .36 ) ( 0 .32 ) ( 0 .33 ) ( 0 .27 )
Net realized gain ( 1 .07 ) ( 2 .14 ) ( 0 .78 ) ( 1 .55 ) ( 5 .11 )
Total distributions ( 1 .41 ) ( 2 .50 ) ( 1 .10 ) ( 1 .88 ) ( 5 .38 )
NET ASSET VALUE
End of period $ 35 .06 $ 32 .78 $ 30 .12 $ 24 .92 $ 36 .18
Ratios/Supplemental Data
Total return
(2)(3)
11 .21% 16 .67% 25 .35% ( 26 .00 ) % 12 .31%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .24% 0 .24% 0 .25% 0 .26% 0 .30%
Net expenses after waivers/
payments by Price Associates 0 .24% 0 .24% 0 .25% 0 .25% 0 .30%
Net investment income 0 .97% 0 .99% 1 .16% 1 .01% 0 .66%
Portfolio turnover rate 15 .1% 11 .8% 13 .3% 13 .7% 36 .7%
Net assets, end of period (in
thousands) $1,035,921 $1,011,977 $953,770 $826,200 $1,281,380
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Extended Equity Market Index Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  4.0%
Diversified Telecommunication Services  0.7%
AST SpaceMobile (1)(2) 32,873 2,388
Cogent Communications Holdings (2) 9,776 211
Frontier Communications Parent (1) 26,052 992
GCI Liberty, Class A (1) 657 24
GCI Liberty, Class A, EC (1)(3) 21,362 —
GCI Liberty, Class C (1) 4,052 151
Globalstar (1)(2) 8,126 496
IDT, Class B  4,278 219
Iridium Communications  17,509 304
Liberty Global, Class A (1) 27,961 312
Liberty Global, Class C (1) 21,652 239
Liberty Latin America, Class C (1) 22,546 168
Lumen Technologies (1) 137,161 1,066
Shenandoah Telecommunications  16,721 193
Uniti Group (1) 27,861 195
6,958
Entertainment  1.5%
AMC Entertainment Holdings, Class A (1) 51,181 80
Cinemark Holdings  14,640 340
Liberty Media Corp-Liberty Formula One, Class A (1) 5,561 497
Liberty Media Corp-Liberty Formula One, Class C (1) 30,371 2,992
Lionsgate Studios (1) 37,263 340
Madison Square Garden Entertainment (1) 7,383 398
Madison Square Garden Sports (1) 2,513 650
ROBLOX, Class A (1) 89,009 7,212
Roku (1) 17,534 1,902
Skillz (1)(2) 19,852 86
Sphere Entertainment (1)(2) 6,018 572
Starz Entertainment (1) 11,870 139
Vivid Seats, Class A (1)(2) 17,400 126
Warner Music Group, Class A  20,701 635
15,969
Interactive Media & Services  1.0%
Angi (1) 13,682 177
Cargurus (1) 14,001 537
Cars.com (1)(2) 15,320 187
fuboTV, Class A (1)(2) 60,300 152
IAC (1) 6,234 244

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MediaAlpha, Class A (1) 10,994 142
Pinterest, Class A (1) 86,226 2,232
Reddit, Class A (1) 17,176 3,948
Rumble (1) 22,400 142
Shutterstock  6,900 132
Snap, Class A (1) 148,320 1,197
TripAdvisor (1)(2) 14,600 213
Trump Media & Technology Group (1) 22,135 293
Yelp (1) 8,192 249
Ziff Davis (1)(2) 4,444 156
ZoomInfo Technologies (1) 46,925 477
10,478
Media  0.7%
Cable One (2) 1,335 151
DoubleVerify Holdings (1) 27,954 320
EchoStar, Class A (1)(2) 18,127 1,970
Gray Media  16,400 79
Ibotta, Class A (1)(2) 5,186 118
John Wiley & Sons, Class A  7,356 225
Liberty Broadband, Class A (1) 3,286 159
Liberty Broadband, Class C (1) 15,760 766
Magnite (1) 23,458 381
New York Times, Class A  20,726 1,439
Nexstar Media Group  4,269 867
Sinclair (2) 11,410 174
Sirius XM Holdings (2) 19,487 390
TEGNA  21,453 416
Thryv Holdings (1) 16,422 99
7,554
Wireless Telecommunication Services  0.1%
Array Digital Infrastructure (2) 2,857 153
Gogo (1) 18,063 84
Telephone & Data Systems  14,570 598
835
Total Communication Services 41,794
CONSUMER DISCRETIONARY  10.4%
Automobile Components  0.9%
Adient (1) 14,100 270
Autoliv  11,062 1,313
BorgWarner  22,008 992
Dana  15,605 371
Dorman Products (1) 3,907 481

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Gentex  28,146 655
Gentherm (1) 7,300 266
Goodyear Tire & Rubber (1) 36,031 316
LCI Industries  4,295 521
Lear  6,261 718
Mobileye Global, Class A (1) 19,764 206
Motorcar Parts of America (1) 11,900 147
Patrick Industries  5,545 601
Phinia  6,482 406
QuantumScape (1)(2) 65,680 684
Solid Power (1) 32,800 139
Standard Motor Products  6,288 232
Stoneridge (1) 21,236 123
Visteon  4,292 408
XPEL (1)(2) 4,900 245
9,094
Automobiles  0.4%
Empery Digital (1)(2) 14,800 68
Harley-Davidson  17,135 351
Lucid Group (1)(2) 22,515 238
Rivian Automotive, Class A (1) 111,277 2,193
Thor Industries  6,889 707
Winnebago Industries  4,681 190
3,747
Broadline Retail  0.7%
Coupang (1) 186,716 4,405
Dillard's, Class A (2) 400 242
Etsy (1) 14,220 788
Kohl's  22,042 450
Macy's  36,858 813
Ollie's Bargain Outlet Holdings (1) 8,767 961
QVC Group (1)(2) 9,300 97
7,756
Distributors  0.1%
Gold.com (2) 4,771 162
LKQ  34,784 1,051
1,213
Diversified Consumer Services  1.0%
ADT  36,484 294
Adtalem Global Education (1) 6,276 649
Bright Horizons Family Solutions (1) 7,692 780
Carriage Services  6,600 279

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Clear Secure, Class A  13,657 479
Duolingo (1) 5,688 998
Frontdoor (1) 10,887 628
Graham Holdings, Class B  340 374
Grand Canyon Education (1) 4,386 730
H&R Block  20,045 874
KinderCare Learning (1) 17,800 77
Laureate Education (1) 23,158 780
Liberty Live Holdings, Class A (1) 2,414 197
Liberty Live Holdings, Class C (1) 7,046 586
Service Corp. International  22,831 1,780
Strategic Education  4,020 322
Stride (1) 6,578 427
Universal Technical Institute (1) 8,999 235
10,489
Hotels, Restaurants & Leisure  2.6%
Aramark  36,032 1,328
Bally's (1) 7,000 116
BJ's Restaurants (1) 2,975 117
Boyd Gaming  10,092 860
Brinker International (1) 5,640 809
Caesars Entertainment (1) 25,146 588
Canterbury Park Holding  6,213 94
Cava Group (1)(2) 13,343 783
Cheesecake Factory  5,840 295
Choice Hotels International (2) 2,330 222
Churchill Downs  9,598 1,092
Cracker Barrel Old Country Store  3,900 99
Dave & Buster's Entertainment (1) 8,700 141
Denny's (1)(2) 34,865 217
Dine Brands Global (2) 6,600 212
DraftKings, Class A (1) 67,733 2,334
Dutch Bros, Class A (1) 19,684 1,205
Flutter Entertainment (1) 23,055 4,958
Hilton Grand Vacations (1) 8,961 401
Hyatt Hotels, Class A (2) 5,790 928
Jack in the Box  14,000 265
Life Time Group Holdings (1) 18,802 500
Marriott Vacations Worldwide  4,752 274
Papa John's International (2) 5,845 225
Penn Entertainment (1) 22,081 326
Planet Fitness, Class A (1) 12,872 1,396
Pursuit Attractions and Hospitality (1) 8,225 277

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Red Robin Gourmet Burgers (1)(2) 23,500 95
Red Rock Resorts, Class A  7,631 473
Serve Robotics (1) 10,500 109
Shake Shack, Class A (1) 5,185 421
Sharplink Gaming (1)(2) 28,700 257
Six Flags Entertainment (1)(2) 15,952 245
Sweetgreen, Class A (1)(2) 20,252 137
Texas Roadhouse  8,710 1,446
Travel + Leisure  10,868 766
United Parks & Resorts (1)(2) 4,767 173
Vail Resorts (2) 4,374 581
Wendy's (2) 31,039 259
Wingstop  4,562 1,088
Wyndham Hotels & Resorts  8,575 648
26,760
Household Durables  1.4%
Cavco Industries (1) 1,213 717
Century Communities  4,065 241
Champion Homes (1) 7,259 613
Cricut, Class A (2) 13,400 66
Flexsteel Industries (2) 2,994 118
Green Brick Partners (1) 6,308 395
Helen of Troy (1) 10,900 232
Hovnanian Enterprises, Class A (1) 1,384 135
Installed Building Products  3,887 1,008
iRobot (1) 33,000 4
KB Home  9,407 531
La-Z-Boy  7,961 297
Lovesac (1)(2) 5,600 83
M/I Homes (1) 3,260 417
Meritage Homes  8,500 559
Mohawk Industries (1) 7,057 771
Smith Douglas Homes (1)(2) 10,800 181
Somnigroup International  26,215 2,341
Sonos (1) 21,901 385
Taylor Morrison Home (1) 11,488 676
Toll Brothers  13,377 1,809
TopBuild (1) 3,728 1,555
Tri Pointe Homes (1) 16,119 507
Universal Electronics (1) 15,100 55
Whirlpool  6,030 435
14,131

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Leisure Products  0.4%
Acushnet Holdings (2) 5,075 405
Brunswick  7,663 569
Malibu Boats, Class A (1)(2) 4,300 121
Marine Products (2) 11,600 102
Mattel (1) 46,731 927
Peloton Interactive, Class A (1) 50,674 312
Polaris (2) 5,610 355
Topgolf Callaway Brands (1) 20,700 242
YETI Holdings (1)(2) 13,451 594
3,627
Specialty Retail  2.4%
1-800-Flowers.com, Class A (1) 21,800 86
Abercrombie & Fitch, Class A (1) 6,976 878
Academy Sports & Outdoors (2) 10,803 540
Advance Auto Parts (2) 10,436 410
American Eagle Outfitters  19,077 503
America's Car-Mart (1)(2) 7,800 197
Asbury Automotive Group (1) 2,421 563
AutoNation (1) 3,194 659
Bath & Body Works  35,413 711
Boot Barn Holdings (1) 4,782 844
Burlington Stores (1) 8,341 2,409
Caleres  13,230 161
CarMax (1) 13,995 541
Chewy, Class A (1) 30,182 998
Children's Place (1) 13,600 54
Dick's Sporting Goods  7,538 1,492
Five Below (1) 8,324 1,568
Floor & Decor Holdings, Class A (1)(2) 16,171 985
GameStop, Warrants, 9/10/30 (1) 5,535 17
GameStop, Class A (1) 55,355 1,112
Gap  25,858 662
Genesco (1)(2) 5,100 126
Group 1 Automotive  1,689 664
Guess?  8,920 149
Lithia Motors  3,192 1,061
Monro (2) 11,100 222
Murphy USA  2,631 1,062
National Vision Holdings (1) 15,322 396
OneWater Marine, Class A (1)(2) 9,300 101
Penske Automotive Group (2) 2,304 365
PetMed Express (1)(2) 38,500 123

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
RealReal (1) 19,800 312
RH (1)(2) 2,394 429
Sally Beauty Holdings (1) 15,300 218
Signet Jewelers (2) 6,243 517
Sleep Number (1)(2) 23,700 200
Sonic Automotive, Class A  2,562 158
Stitch Fix, Class A (1) 33,100 174
Upbound Group  7,450 131
Urban Outfitters (1) 7,100 534
Valvoline (1) 20,044 582
Victoria's Secret (1) 11,124 603
Warby Parker, Class A (1) 12,932 282
Wayfair, Class A (1) 14,755 1,482
25,281
Textiles, Apparel & Luxury Goods  0.5%
Capri Holdings (1) 14,840 362
Carter's  5,889 191
Columbia Sportswear  3,462 191
Crocs (1) 7,772 665
Figs, Class A (1) 19,600 223
G-III Apparel Group  6,785 197
Kontoor Brands  6,756 413
Levi Strauss, Class A  4,202 87
Movado Group  6,705 138
Oxford Industries (2) 4,800 164
PVH  5,982 401
Steven Madden  9,656 402
Superior Group  12,443 120
Under Armour, Class A (1)(2) 18,600 92
Under Armour, Class C (1)(2) 20,100 96
VF  47,329 856
Wolverine World Wide  10,828 197
4,795
Total Consumer Discretionary 106,893
CONSUMER STAPLES  2.5%
Beverages  0.3%
Boston Beer, Class A (1) 1,200 234
Celsius Holdings (1) 22,632 1,036
Coca-Cola Consolidated  7,320 1,122
National Beverage (1) 5,995 191
Primo Brands (2) 32,672 534
Vita Coco (1) 6,542 347

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Willamette Valley Vineyards (1) 10,850 33
3,497
Consumer Staples Distribution & Retail  1.3%
Albertsons, Class A  44,631 766
Andersons  7,287 387
BJ's Wholesale Club Holdings (1) 17,934 1,615
Casey's General Stores  5,028 2,779
Chefs' Warehouse (1) 5,800 362
Grocery Outlet Holding (1)(2) 18,300 185
Ingles Markets, Class A  3,900 267
Maplebear (1) 24,674 1,110
Performance Food Group (1) 20,452 1,839
PriceSmart  3,450 423
Sprouts Farmers Market (1) 14,021 1,117
U.S. Foods Holding (1) 30,226 2,277
United Natural Foods (1) 9,300 313
13,440
Food Products  0.6%
B&G Foods (2) 25,500 109
Cal-Maine Foods  7,255 577
Darling Ingredients (1) 19,936 718
Flowers Foods (2) 33,083 360
Fresh Del Monte Produce  8,200 292
Freshpet (1) 8,401 512
Ingredion  8,072 890
John B. Sanfilippo & Son  3,342 236
Marzetti  3,028 498
Pilgrim's Pride  5,587 218
Post Holdings (1) 6,155 610
Simply Good Foods (1) 14,785 297
TreeHouse Foods (1) 6,708 158
Utz Brands  15,300 159
Vital Farms (1)(2) 7,867 251
Westrock Coffee (1)(2) 39,100 159
6,044
Household Products  0.1%
Central Garden & Pet (1)(2) 4,813 155
Central Garden & Pet, Class A (1) 10,652 311
Energizer Holdings  9,250 184
Spectrum Brands Holdings  3,493 206
WD-40  2,193 432
1,288

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products  0.2%
BellRing Brands (1) 19,926 533
Coty, Class A (1) 28,748 89
Edgewell Personal Care (2) 8,050 137
elf Beauty (1) 9,992 760
Interparfums  3,289 279
Lifevantage (2) 12,900 79
Nu Skin Enterprises, Class A  9,100 88
Upexi (1) 20,500 34
1,999
Tobacco  0.0%
Universal  3,808 201
201
Total Consumer Staples 26,469
ENERGY  3.7%
Energy Equipment & Services  1.1%
Archrock  21,788 567
Atlas Energy Solutions (2) 14,436 136
Cactus, Class A  6,981 319
DMC Global (1)(2) 13,600 91
Expro Group Holdings (1) 23,809 318
Flowco Holdings, Class A  9,188 172
Forum Energy Technologies (1) 2,973 110
Helix Energy Solutions Group (1) 15,300 96
Helmerich & Payne  15,026 431
Kodiak Gas Services  9,927 371
Liberty Energy  23,880 441
Nabors Industries (1)(2) 2,985 162
Noble (2) 14,254 403
NOV  37,575 587
Oceaneering International (1) 13,542 325
Oil States International (1) 23,678 160
Patterson-UTI Energy  48,051 294
ProPetro Holding (1) 18,000 171
Solaris Energy Infrastructure  5,869 270
TechnipFMC  64,371 2,868
TETRA Technologies (1) 30,241 283
Tidewater (1) 7,911 400
Transocean (1) 105,220 435
Valaris (1) 7,900 398
Weatherford International  14,014 1,097
10,905

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels  2.6%
Antero Midstream  41,150 732
Antero Resources (1) 34,645 1,194
California Resources  11,159 499
Centrus Energy, Class A (1)(2) 2,995 727
Cheniere Energy  29,144 5,665
Chord Energy  6,670 618
Civitas Resources  8,508 230
CNX Resources (1) 19,445 715
Comstock Resources (1)(2) 14,200 329
Core Natural Resources  7,865 696
Crescent Energy, Class A  20,396 171
Delek U.S. Holdings  9,216 273
Dorian LPG  7,169 174
DT Midstream  11,438 1,369
Green Plains (1) 15,871 156
Gulfport Energy (1) 1,864 388
HF Sinclair  26,014 1,199
HighPeak Energy (2) 32,700 155
International Seaways  5,000 243
Kinetik Holdings (2) 6,716 242
Lightbridge (1)(2) 6,800 86
Magnolia Oil & Gas, Class A  28,971 634
Matador Resources  16,689 708
Murphy Oil (2) 15,571 487
Ovintiv  38,149 1,495
Par Pacific Holdings (1) 11,000 387
PBF Energy, Class A  15,346 416
Peabody Energy  16,937 503
Permian Resources  104,386 1,465
Range Resources  36,100 1,273
REX American Resources (1) 7,910 256
SandRidge Energy  20,038 289
SM Energy  18,058 338
Talos Energy (1) 22,700 250
Uranium Energy (1) 78,123 912
Venture Global, Class A (2) 62,857 429
Viper Energy, Class A  29,051 1,122
Vitesse Energy (2) 9,283 179
World Kinect  10,990 258
27,262
Total Energy 38,167

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  16.2%
Banks  6.1%
1st Source  5,161 322
Amalgamated Financial  7,504 240
Ameris Bancorp  10,063 747
Arrow Financial  12,985 408
Associated Banc-Corp  28,723 740
Atlantic Union Bankshares  17,536 619
Axos Financial (1) 8,369 721
Banc of California  22,247 429
BancFirst  2,817 299
Bancorp (1) 7,786 526
Bank of Hawaii  5,166 353
Bank OZK  14,870 684
BankUnited  10,082 449
Banner  4,471 280
Beacon Financial  20,120 531
BOK Financial  4,052 480
Cadence Bank  20,783 890
Capitol Federal Financial  20,644 141
Cathay General Bancorp  7,294 353
City Holding  2,357 281
Columbia Banking System  43,487 1,215
Comerica  14,848 1,291
Commerce Bancshares  14,390 753
Community Financial System  9,592 551
ConnectOne Bancorp  11,183 293
Cullen/Frost Bankers  8,450 1,070
CVB Financial (2) 26,609 495
Dime Community Bancshares  8,900 268
East West Bancorp  20,640 2,320
Eastern Bankshares  28,895 533
Enterprise Financial Services  4,053 219
FB Financial  5,601 313
First Bancorp North Carolina  8,897 452
First BanCorp Puerto Rico  36,988 767
First Busey  13,229 315
First Citizens BancShares, Class A  1,390 2,983
First Commonwealth Financial  17,900 302
First Community Bankshares  8,353 282
First Financial  7,119 430
First Financial Bancorp  13,000 325
First Financial Bankshares  19,107 571

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Foundation (1) 27,100 167
First Hawaiian  14,873 376
First Horizon  72,942 1,743
First Interstate BancSystem, Class A (2) 12,919 447
First Merchants  10,972 411
First United  7,901 296
Flagstar Bank  36,777 463
Flushing Financial  19,125 290
FNB  38,112 652
Fulton Financial  28,578 552
German American Bancorp  9,715 381
Glacier Bancorp  15,455 681
Hancock Whitney  12,355 787
Hilltop Holdings  6,936 235
Home BancShares  20,125 559
Hope Bancorp  25,700 282
Independent Bank  6,665 487
International Bancshares  7,972 530
Kearny Financial  29,937 222
Lakeland Financial  6,157 351
Mechanics Bancorp, Class A (2) 8,965 131
Metropolitan Bank Holding  4,700 359
MVB Financial  12,408 320
National Bank Holdings, Class A  8,984 341
NB Bancorp  17,067 338
NBT Bancorp  6,411 266
Nicolet Bankshares  3,393 412
Northrim BanCorp  12,728 339
Northwest Bancshares  24,083
289
OceanFirst Financial  16,200 291
OFG Bancorp  12,892 528
Old National Bancorp  32,815 732
Park National  2,436 371
Peapack-Gladstone Financial  9,257 258
Peoples Bancorp  9,913 298
Pinnacle Financial Partners  8,927 852
Popular  11,770 1,466
Preferred Bank  3,072 290
Prosperity Bancshares  12,713 879
Provident Financial Services  16,823 332
Renasant  10,633 374
S&T Bancorp  9,203 362
Seacoast Banking  11,639 366

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ServisFirst Bancshares  8,269 594
Simmons First National, Class A  16,979 320
Southside Bancshares  10,290 313
SOUTHSTATE BANK  10,953 1,031
Stock Yards Bancorp  5,580 362
Synovus Financial  22,400 1,121
Texas Capital Bancshares (1) 8,967 812
Tompkins Financial  4,323 313
Towne Bank  15,145 505
TriCo Bancshares  7,900 374
Triumph Financial (1) 4,365 273
TrustCo Bank  7,215 298
Trustmark  12,953 505
UMB Financial  8,192 942
United Bankshares  22,019 846
United Community Banks  16,137 504
Univest Financial  9,560 313
Valley National Bancorp (2) 45,219 528
WaFd  5,368 172
Washington Trust Bancorp  12,262 362
Webster Financial  27,589 1,736
WesBanco  13,991 465
West BanCorp  16,401 364
Westamerica BanCorp  5,946 284
Western Alliance Bancorp  17,910 1,506
Western New England Bancorp  24,863 314
Wintrust Financial  8,340 1,166
WSFS Financial  8,518 471
Zions Bancorp  17,153 1,004
63,145
Capital Markets  2.9%
Affiliated Managers Group  3,688 1,063
Artisan Partners Asset Management, Class A  9,764 398
B. Riley Financial (1)(2) 19,500 91
Bakkt Holdings (1)(2) 4,100 41
BGC Group, Class A  49,221 440
Blue Owl Capital (2) 76,761 1,147
Carlyle Group  34,847 2,060
Cohen & Steers  4,000 251
DigitalBridge Group (2) 22,400 344
Dominari Holdings (2) 19,200 95
Donnelley Financial Solutions (1) 5,165 241
Evercore, Class A  5,290 1,800

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Federated Hermes  14,447 752
Galaxy Digital, Class A (1)(2) 26,278 588
Hamilton Lane, Class A  6,522 876
Houlihan Lokey  6,397 1,114
Janus Henderson Group  18,652 887
Jefferies Financial Group  19,593 1,214
Lazard  18,495 898
LPL Financial Holdings  10,641 3,801
MarketAxess Holdings  5,128 929
Moelis, Class A  8,666 596
Morningstar  3,695 803
Piper Sandler  2,542 863
PJT Partners, Class A  3,224 539
SEI Investments  10,743 881
StepStone Group, Class A  10,977 704
Stifel Financial  14,078 1,763
StoneX Group (1) 8,857 843
TPG  21,109 1,348
Tradeweb Markets, Class A  17,858 1,920
Victory Capital Holdings, Class A (2) 3,629 229
Virtu Financial, Class A  13,247 441
Virtus Investment Partners  1,224 200
WisdomTree  25,737 314
30,474
Consumer Finance  1.3%
Ally Financial  33,289 1,507
Bread Financial Holdings  6,887 510
Credit Acceptance (1)(2) 900 399
Dave (1) 1,500 332
DeFi Development (1)(2) 13,900 70
Encore Capital Group (1)(2) 5,000 272
Enova International (1) 4,152 653
EZCORP, Class A (1) 17,751 345
FirstCash Holdings  4,824 769
Green Dot, Class A (1) 21,900 280
Katapult Holdings (1)(2) 8,500 55
Navient  20,000 260
Nelnet, Class A  810 108
NerdWallet, Class A (1) 10,979 149
OneMain Holdings  19,645 1,327
PRA Group (1) 8,506 150
PROG Holdings  8,919 263
SLM  32,700 885

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SoFi Technologies (1) 163,384 4,277
Upstart Holdings (1)(2) 11,382 498
13,109
Financial Services  2.2%
Affirm Holdings (1) 39,029 2,905
Cannae Holdings (2) 16,500 260
Corebridge Financial  42,576 1,284
Equitable Holdings  46,412 2,212
Essent Group  14,443 939
Euronet Worldwide (1) 6,167 469
EVERTEC  12,731 370
Federal Agricultural Mortgage, Class C  1,802 316
Flywire (1) 18,600 263
HA Sustainable Infrastructure Capital  16,050 504
Jackson Financial, Class A  7,750 827
Marqeta, Class A (1) 69,277 329
MGIC Investment  28,322 828
NCR Atleos (1) 8,560 326
NMI Holdings, Class A (1) 7,911 323
Onity Group (1)(2) 4,762 218
Payoneer Global (1) 64,779 364
PennyMac Financial Services  4,095 540
Radian Group  15,703 565
Remitly Global (1) 26,042 359
Rocket, Class A  133,897 2,592
Shift4 Payments, Class A (1) 8,698 548
Toast, Class A (1) 61,944 2,200
Voya Financial  17,101 1,274
Walker & Dunlop  4,982 300
Western Union (2) 50,039 466
WEX (1)(2) 4,889 728
22,309
Insurance  3.0%
American Financial Group  8,879 1,214
Assured Guaranty  8,838 794
Ategrity Specialty Holdings (1) 4,900 103
Axis Capital Holdings  12,862 1,377
Baldwin Insurance Group (1)(2) 11,051 266
Bowhead Specialty Holdings (1) 6,500 185
Brighthouse Financial (1) 9,283 601
CNA Financial (2) 518 25
CNO Financial Group  18,631 791
eHealth (1) 24,500 113

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
F&G Annuities & Life  1,919 59
Fidelity National Financial  31,991 1,746
First American Financial  14,377 883
Genworth Financial (1) 79,006 713
Goosehead Insurance, Class A  908 67
Hanover Insurance Group  6,691 1,223
Hippo Holdings (1) 6,500 195
Horace Mann Educators  8,351 386
James River Group Holdings  28,500 181
Kemper  10,111 410
Kinsale Capital Group  2,820 1,103
Lemonade (1)(2) 10,100 719
Lincoln National  23,203 1,033
Markel Group (1) 1,623 3,489
MBIA (1)(2) 22,000 158
Mercury General  5,590 526
Octave Specialty Group (1) 18,700 145
Old Republic International  27,671 1,263
Palomar Holdings (1) 4,755 641
Primerica  4,797 1,239
ProAssurance (1) 13,640 330
Reinsurance Group of America  7,848 1,597
RenaissanceRe Holdings  7,564 2,127
RLI  8,194 524
Root, Class A (1)(2) 1,305 94
Ryan Specialty Holdings  13,152 679
Safety Insurance Group  3,486 272
Selective Insurance Group  6,712 562
Skyward Specialty Insurance Group (1) 7,589 388
Stewart Information Services  4,480 315
TWFG (1) 9,286 267
United Fire Group  8,838 321
Unum Group  19,620 1,521
White Mountains Insurance Group  307 638
31,283
Mortgage Real Estate Investment Trusts  0.7%
ACRES Commercial Realty, REIT (1)(2) 13,145 281
AGNC Investment, REIT (2) 116,465 1,249
Annaly Capital Management, REIT  92,968 2,079
Apollo Commercial Real Estate Finance, REIT  8,500 82
Arbor Realty Trust, REIT  21,443 166
Blackstone Mortgage Trust, Class A, REIT (2) 24,104 461
BrightSpire Capital, REIT (2) 31,500 176

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ellington Financial, REIT (2) 14,005 190
KKR Real Estate Finance Trust, REIT (2) 28,011 230
Ladder Capital, REIT  27,500 302
MFA Financial, REIT (2) 28,122 262
PennyMac Mortgage Investment Trust, REIT  21,600 271
Ready Capital, REIT (2) 13,636 30
Redwood Trust, REIT  33,367 185
Rithm Capital, REIT  90,039 981
Starwood Property Trust, REIT (2) 31,262 563
TPG RE Finance Trust, REIT  26,100 225
7,733
Total Financials 168,053
HEALTH CARE  14.0%
Biotechnology  7.3%
4D Molecular Therapeutics (1)(2) 14,632 110
89Bio, CVR (1)(2)(3) 17,700 —
Absci (1) 22,800 80
ACADIA Pharmaceuticals (1) 20,210 540
Adamas Pharmaceuticals, CVR (1)(3) 26,000 —
ADMA Biologics (1) 31,982 583
Agenus (1)(2) 24,500 77
Agios Pharmaceuticals (1) 10,063 274
Aldeyra Therapeutics (1)(2) 35,091 182
Alkermes (1) 30,434 852
Alnylam Pharmaceuticals (1) 17,848 7,097
Amicus Therapeutics (1) 42,257 602
AnaptysBio (1) 5,239 254
Apellis Pharmaceuticals (1) 15,453 388
Apogee Therapeutics (1) 6,751 510
Arcellx (1) 6,335 413
Arcturus Therapeutics Holdings (1)(2) 11,700 72
Arcus Biosciences (1) 14,500 346
Arcutis Biotherapeutics (1) 15,366 446
Ardelyx (1) 37,800 220
Arrowhead Pharmaceuticals (1) 18,871 1,253
Avalo Therapeutics (1) 6,000 109
Avidity Biosciences (1) 22,275 1,607
Beam Therapeutics (1)(2) 15,048 417
Bicara Therapeutics (1) 7,396 124
Biohaven (1) 20,025 226
BioMarin Pharmaceutical (1) 23,145 1,376
Bridgebio Pharma (1)(2) 22,842 1,747
C4 Therapeutics (1) 12,400 24

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Cabaletta Bio (1)(2) 14,700 32
CareDx (1) 9,616 181
Cargo Therapeutics, CVR (1)(2)(3) 19,273 —
Catalyst Pharmaceuticals (1) 14,633 342
Celcuity (1)(2) 5,128 511
Celldex Therapeutics (1) 12,325 335
CG oncology (1)(2) 10,763 447
Cidara Therapeutics (1) 3,270 722
Cogent Biosciences (1) 21,200 753
Corbus Pharmaceuticals Holdings (1)(2) 12,572 102
Crescent Biopharma (1) 8,300 98
CRISPR Therapeutics (1) 13,160 690
Cullinan Therapeutics (1)(2) 16,384 170
Cytokinetics (1) 17,887 1,137
Day One Biopharmaceuticals (1) 17,862 166
Denali Therapeutics (1) 22,945 379
Disc Medicine (1) 5,499 437
Dyne Therapeutics (1) 20,700 405
Editas Medicine (1)(2) 43,300 89
Emergent BioSolutions (1) 7,500 93
Entrada Therapeutics (1) 14,495 149
Exact Sciences (1) 27,906 2,834
Exelixis (1) 36,106 1,583
Galecto (1)(2) 4,323 99
Generation Bio (1) 3,936 22
GRAIL (1) 4,886 418
Halozyme Therapeutics (1) 16,543 1,113
Ideaya Biosciences (1) 13,822 478
IGM Biosciences, CVR (1)(3) 12,085 —
Immunome (1)(2) 19,722 424
Immunovant (1) 10,863 276
Insmed (1) 29,371 5,112
Instil Bio (1)(2) 8,700 96
Intellia Therapeutics (1)(2) 19,563 176
Ionis Pharmaceuticals (1) 22,644 1,791
Iovance Biotherapeutics (1)(2) 40,671 111
Janux Therapeutics (1) 8,559 118
Karyopharm Therapeutics (1) 10,886 80
Keros Therapeutics (1) 6,000 122
Korro Bio (1)(2) 6,500 52
Krystal Biotech (1) 3,430 846
Kymera Therapeutics (1) 10,400 809
Kyverna Therapeutics (1)(2) 16,677 157

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lyell Immunopharma (1) 6,557 202
Madrigal Pharmaceuticals (1) 2,677 1,559
MannKind (1) 48,692 276
Metsera Inc, CVR (1)(3) 8,574 —
Mirum Pharmaceuticals (1) 6,722 531
Monte Rosa Therapeutics (1)(2) 27,309 428
Myriad Genetics (1) 22,596 139
Natera (1) 19,694 4,512
Neurocrine Biosciences (1) 15,102 2,142
Novavax (1)(2) 25,157 169
Nurix Therapeutics (1) 16,957 322
Nuvalent, Class A (1) 7,065 711
ORIC Pharmaceuticals (1)(2) 16,566 136
Oruka Therapeutics (1)(2) 10,471 317
Praxis Precision Medicines (1) 4,173 1,230
Prime Medicine (1) 19,700 68
Protagonist Therapeutics (1) 9,285 811
Prothena (1)(2) 21,981 210
PTC Therapeutics (1) 11,180 849
Recursion Pharmaceuticals, Class A (1)(2) 75,400 308
REGENXBIO (1) 11,400 164
Relay Therapeutics (1) 39,382 333
Replimune Group (1) 23,934 233
Revolution Medicines (1) 27,020 2,152
Rhythm Pharmaceuticals (1) 9,162 981
Rocket Pharmaceuticals (1)(2) 32,596 114
Roivant Sciences (1) 59,065 1,282
Sana Biotechnology (1)(2) 30,000 122
Sarepta Therapeutics (1) 14,046 302
Scholar Rock Holding (1) 16,957 747
Sionna Therapeutics (1) 4,438 183
Soleno Therapeutics (1) 9,525 441
Spyre Therapeutics (1)(2) 10,142 332
Summit Therapeutics (1)(2) 20,988 367
Syndax Pharmaceuticals (1)(2) 14,433 303
TG Therapeutics (1) 19,003 566
Tonix Pharmaceuticals Holding (1) 5,400 84
Travere Therapeutics (1) 12,900 493
Twist Bioscience (1) 9,313 295
Ultragenyx Pharmaceutical (1) 15,056 346
uniQure (1) 8,960 214
United Therapeutics (1) 6,313 3,076
Vaxcyte (1) 16,927 781

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vera Therapeutics (1) 12,389 627
Veracyte (1) 10,900 459
Vericel (1) 8,205 295
Viking Therapeutics (1)(2) 15,926 560
Vir Biotechnology (1) 28,800 174
Viridian Therapeutics (1) 13,300 414
Vor BioPharma (1) 3,800 50
Voyager Therapeutics (1) 35,500 140
Xencor (1) 20,736 317
75,751
Health Care Equipment & Supplies  1.6%
Artivion (1) 7,508 342
AtriCure (1) 9,700 384
Beta Bionics (1) 6,058 185
ClearPoint Neuro (1)(2) 11,400 156
CONMED  4,941 201
DENTSPLY SIRONA  33,855 387
Embecta  9,800 116
Enovis (1) 10,784 287
Envista Holdings (1) 23,543 511
Glaukos (1) 7,510 848
Globus Medical, Class A (1) 16,241 1,418
Haemonetics (1) 6,774 543
ICU Medical (1) 2,810 401
Inogen (1) 16,700 112
Inspire Medical Systems (1) 4,081 376
Integer Holdings (1) 3,837 301
Integra LifeSciences Holdings (1)(2) 9,900 123
iRhythm Technologies (1) 4,157 738
Kestra Medical Technologies (1)(2) 6,041 160
Lantheus Holdings (1) 10,605 706
LeMaitre Vascular  3,871 314
LivaNova (1) 6,500 400
Masimo (1) 7,212 938
Merit Medical Systems (1) 9,101 802
Neogen (1) 32,340 226
Omnicell (1) 7,612 345
OraSure Technologies (1) 31,882 77
Orthofix Medical (1) 17,980 273
Outset Medical (1) 13,800 51
Penumbra (1) 6,285 1,954
PROCEPT BioRobotics (1)(2) 9,869 311
QuidelOrtho (1) 6,900 197

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
RxSight (1) 11,900 124
Senseonics Holdings (1)(2) 18,900 104
Sharps Technology (1)(2) 20,800 42
Solana (1) 15,700 45
STAAR Surgical (1) 9,200 212
Tactile Systems Technology (1) 7,950 231
Teleflex  4,693 573
TransMedics Group (1)(2) 4,584 558
UFP Technologies (1) 1,289 286
16,358
Health Care Providers & Services  1.8%
Acadia Healthcare (1)(2) 11,421 162
Addus HomeCare (1) 2,305 247
Alignment Healthcare (1) 24,557 485
AMN Healthcare Services (1) 8,393 132
Ardent Health (1)(2) 7,314 65
Astrana Health (1) 7,200 179
Aveanna Healthcare Holdings (1) 20,883 171
BrightSpring Health Services (1) 21,090 790
Brookdale Senior Living (1) 32,407 350
Castle Biosciences (1) 7,500 292
Chemed  1,818 778
Concentra Group Holdings Parent  23,712 467
CorVel (1) 4,794 324
Cross Country Healthcare (1) 17,300 140
Encompass Health  14,859 1,577
Enhabit (1) 11,500 106
Ensign Group  7,816 1,362
GeneDx Holdings (1) 2,900 377
Guardant Health (1) 18,559 1,896
HealthEquity (1) 11,643 1,067
Hims & Hers Health (1)(2) 27,977 908
LifeStance Health Group (1) 24,800 175
National HealthCare  1,905 261
NeoGenomics (1) 18,155 213
Option Care Health (1) 24,871 792
Oscar Health, Class A (1) 31,102 447
Pediatrix Medical Group (1) 11,408 244
Pennant Group (1) 7,994 225
Privia Health Group (1) 15,200 360
RadNet (1) 11,786 841
Select Medical Holdings  22,405 333
Surgery Partners (1) 10,700 165

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Tenet Healthcare (1) 13,824 2,747
18,678
Health Care Technology  0.7%
CareCloud (1) 23,700 69
Certara (1) 18,600 164
Doximity, Class A (1) 17,302 766
Evolent Health, Class A (1) 17,374 69
HealthStream  11,300 261
HeartFlow (1) 3,906 114
Phreesia (1) 10,300 174
Schrodinger (1)(2) 11,100 198
Teladoc Health (1)(2) 29,700 208
Veeva Systems, Class A (1) 20,135 4,495
Waystar Holding (1) 13,056 428
6,946
Life Sciences Tools & Services  1.0%
Adaptive Biotechnologies (1) 17,573 285
Avantor (1) 85,207 976
Azenta (1)(2) 6,322 210
BioLife Solutions (1) 7,100 172
Bio-Rad Laboratories, Class A (1) 2,995 907
Bruker  13,812 651
CryoPort (1) 15,400 148
Ginkgo Bioworks Holdings (1)(2) 10,840 90
Illumina (1) 20,353 2,670
Medpace Holdings (1) 3,304 1,856
Omniab, Earn Out Shares $12.50 (1) 525 —
Omniab, Earn Out Shares $15.00 (1) 525 —
Personalis (1)(2) 19,600 156
Repligen (1) 8,721 1,429
Sotera Health (1) 23,001 406
Tempus AI (1)(2) 13,816 816
10,772
Pharmaceuticals  1.6%
Alto Neuroscience (1) 12,046 214
Alumis (1)(2) 16,400 160
Amphastar Pharmaceuticals (1) 6,490 174
Amylyx Pharmaceuticals (1) 25,000 302
Arvinas (1) 19,000 225
Atea Pharmaceuticals (1)(2) 56,800 203
Axsome Therapeutics (1) 6,935 1,267
Collegium Pharmaceutical (1) 7,188 333

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Contineum Therapeutics, Class A (1)(2) 11,300 129
Corcept Therapeutics (1) 12,743 443
Crinetics Pharmaceuticals (1) 16,648 775
Elanco Animal Health (1) 69,573 1,574
Evolus (1)(2) 22,300 148
EyePoint (1)(2) 16,926 309
Harmony Biosciences Holdings (1) 6,000 225
Harrow (1)(2) 7,100 348
Hyperion DeFi (1)(2) 20,500 73
Indivior (1) 17,543 629
Innoviva (1) 14,911 298
Jazz Pharmaceuticals (1) 7,500 1,275
LENZ Therapeutics (1)(2) 6,035 97
Ligand Pharmaceuticals (1) 2,686 508
MBX Biosciences (1) 7,119 225
Nektar Therapeutics (1) 3,700 156
Nuvation Bio (1)(2) 48,100 431
Ocular Therapeutix (1) 26,580 323
Omeros (1)(2) 13,400 230
Pacira BioSciences (1) 10,400 269
Perrigo  22,631 315
Phibro Animal Health, Class A  6,282 235
Prestige Consumer Healthcare (1) 8,539 527
Rapport Therapeutics (1) 9,064 275
Royalty Pharma, Class A  45,668 1,765
Scilex Holding (1) 6,900 84
Supernus Pharmaceuticals (1) 8,500 422
Tarsus Pharmaceuticals (1) 6,459 529
Terns Pharmaceuticals (1) 15,019 607
WaVe Life Sciences (1) 31,771 540
Xeris Biopharma Holdings (1) 37,753 296
16,938
Total Health Care 145,443
INDUSTRIALS & BUSINESS SERVICES  19.1%
Aerospace & Defense  3.0%
AAR (1) 4,455 369
AeroVironment (1)(2) 4,235 1,024
Archer Aviation, Class A (1) 84,000 632
ATI (1) 18,315 2,102
BWX Technologies  12,590 2,176
Cadre Holdings  5,305 217
Carpenter Technology  6,773 2,133
Curtiss-Wright  5,265 2,903

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Firefly Aerospace (1) 4,888 109
HEICO  4,695 1,519
HEICO, Class A  10,093 2,548
Hexcel  14,427 1,066
Intuitive Machines (1)(2) 16,900 274
Karman Holdings (1)(2) 11,868 868
Kratos Defense & Security Solutions (1) 23,494 1,784
Leonardo DRS  11,280 385
Loar Holdings (1) 4,426 301
Mercury Systems (1) 7,900 577
Moog, Class A  3,456 842
National Presto Industries  2,413 258
Park Aerospace  12,807 273
Red Cat Holdings (1)(2) 18,200 144
Rocket Lab (1) 63,810 4,451
Safe Pro Group (1) 15,400 64
StandardAero (1) 22,360 641
V2X (1) 2,879 157
VSE  3,069 530
Woodward  8,277 2,502
30,849
Air Freight & Logistics  0.1%
GXO Logistics (1) 14,673 772
Hub Group, Class A  10,561 450
1,222
Building Products  1.4%
AAON (2) 9,101 694
Advanced Drainage Systems  9,486 1,374
Alpha Pro Tech (1) 16,000 71
Apogee Enterprises  4,452 162
Armstrong World Industries  6,465 1,235
AZZ  4,920 527
Carlisle  5,373 1,719
CEA Industries (1) 15,900 102
CSW Industrials  2,392 702
Fortune Brands Innovations  14,749 738
Gibraltar Industries (1) 3,533 175
Griffon  5,789 426
Hayward Holdings (1) 15,800 244
JELD-WEN Holding (1) 18,400 45
Masterbrand (1) 17,900 198
Modine Manufacturing (1) 7,576 1,012

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Owens Corning  12,284 1,375
Resideo Technologies (1) 22,561 792
Simpson Manufacturing  5,581 901
Trex (1) 18,143 636
UFP Industries  8,613 784
Zurn Elkay Water Solutions  16,859 784
14,696
Commercial Services & Supplies  1.2%
ABM Industries  5,678 240
ACCO Brands  30,789 115
ACV Auctions, Class A (1) 29,100 233
Aqua Metals (1) 8,900 43
Brady, Class A  6,569 515
Brink's  6,425 750
Casella Waste Systems, Class A (1) 9,170 898
Cimpress (1)(2) 3,493 233
Clean Harbors (1) 6,061 1,421
CoreCivic (1) 19,896 380
Ennis  12,228 220
Enviri (1) 19,160 343
GEO Group (1) 20,746 334
HNI  7,379 310
Interface  11,639 325
Knightscope, Class A (1)(2) 18,900 70
MillerKnoll  9,500 174
Montrose Environmental Group (1) 6,900 171
MSA Safety  6,058 970
OPENLANE (1) 18,228 543
Pitney Bowes  27,032 286
Quad/Graphics (2) 25,000 157
RB Global  24,810 2,552
Tetra Tech  32,998 1,107
UniFirst  1,501 290
12,680
Construction & Engineering  1.7%
AECOM  16,861 1,607
Ameresco, Class A (1) 6,400 188
API Group (1) 59,280 2,268
Arcosa  5,694 605
Argan  2,149 673
Construction Partners, Class A (1) 7,124 773
Dycom Industries (1) 4,009 1,355
Everus Construction Group (1) 7,373 631

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Fluor (1) 21,025 833
Granite Construction  5,876 678
IES Holdings (1)(2) 1,099 428
MasTec (1) 8,818 1,917
Matrix Service (1) 13,498 158
MYR Group (1) 2,400 524
Primoris Services  8,968 1,113
Sterling Infrastructure (1) 4,570 1,400
Tutor Perini  5,744 385
Valmont Industries  2,812 1,131
WillScot Holdings (2) 28,637 539
17,206
Electrical Equipment  2.4%
Acuity  4,211 1,516
American Superconductor (1) 7,241 208
Amprius Technologies (1) 19,700 156
Array Technologies (1)(2) 32,800 303
Atkore  6,192 392
Bloom Energy, Class A (1) 29,649 2,576
EnerSys  4,783 702
Enovix (1)(2) 29,900 219
Eos Energy Enterprises (1)(2) 40,311 462
Fluence Energy (1)(2) 12,200 241
FuelCell Energy (1) 10,800 79
GrafTech International (1) 6,580 102
LSI Industries  11,943 219
NANO Nuclear Energy (1)(2) 5,500 132
Nextpower, Class A (1) 19,798 1,725
NuScale Power (1)(2) 21,105 299
nVent Electric  19,720 2,011
Plug Power (1)(2) 83,355 164
Powell Industries (2) 1,330 424
Regal Rexnord  8,241 1,156
Sensata Technologies Holding  26,895 895
Shoals Technologies Group, Class A (1) 29,784 253
Stardust Power (1)(2) 22,500 69
Stem (1) 6,510 98
Sunrun (1) 32,995 607
T1 Energy (1)(2) 28,700 192
Thermon Group Holdings (1) 6,600 245
Vertiv Holdings, Class A  52,861 8,564
Vicor (1) 4,000 438
24,447

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  1.0%
ArcBest  3,494 259
Avis Budget Group (1)(2) 2,551 327
Covenant Logistics Group  8,024 177
FTAI Infrastructure (2) 32,300 149
Heartland Express  35,923 324
Knight-Swift Transportation Holdings  21,050 1,100
Landstar System  5,182 745
Lyft, Class A (1) 52,200 1,011
Marten Transport  18,200 207
RXO (1)(2) 22,943 290
Ryder System  5,058 968
Saia (1) 4,213 1,376
U-Haul Holding, Non-Voting  12,554 587
Werner Enterprises  7,353 221
XPO (1) 15,445 2,099
9,840
Machinery  3.5%
AGCO  9,943 1,037
Alamo Group  1,974 331
Albany International, Class A  4,393 223
Allison Transmission Holdings  10,330 1,011
Astec Industries  4,900 212
Atmus Filtration Technologies  15,429 801
Blue Bird (1) 4,695 221
Chart Industries (1) 5,621 1,159
CNH Industrial  101,553 936
Crane  6,522 1,203
Donaldson  13,854 1,228
Douglas Dynamics  8,300 271
Enerpac Tool Group  7,377 282
Enpro  2,744 588
Esab  9,110 1,018
ESCO Technologies  3,070 600
Federal Signal  8,968 974
Flowserve  13,928 966
Franklin Electric  3,428 327
Gates Industrial (1) 20,830 447
Graco  21,246 1,742
Greenbrier  6,800 318
Helios Technologies  6,000 321
Hillenbrand  9,461 300
Hillman Solutions (1) 25,551 221

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hurco (1) 10,600 164
Hyster-Yale  6,000 178
ITT  10,043 1,743
JBT Marel  7,721 1,163
Kadant (2) 2,032 579
Kennametal  7,000 199
Lincoln Electric Holdings  7,359 1,764
Microvast Holdings (1)(2) 18,400 52
Middleby (1) 8,778 1,305
Mueller Industries  14,445 1,658
Mueller Water Products, Class A  22,056 525
Oshkosh  7,029 883
Palladyne AI (1)(2) 13,100 56
Park-Ohio Holdings  6,209 130
Proto Labs (1) 6,299 319
RBC Bearings (1) 4,547 2,039
REV Group  7,131 434
Richtech Robotics, Class B (1) 23,600 76
SPX Technologies (1) 6,890 1,378
Standex International  1,357 295
Symbotic (1) 7,600 452
Tennant  3,100 228
Terex  9,562 510
Timken  9,539 803
Titan International (1)(2) 14,250 112
Toro  14,772 1,163
Trinity Industries  7,658 202
Wabash National  18,900 164
Watts Water Technologies, Class A  3,930 1,085
Worthington Enterprises  4,479 231
36,627
Marine Transportation  0.1%
Kirby (1) 7,439 819
Matson  3,850 476
1,295
Passenger Airlines  0.4%
Alaska Air Group (1) 15,412 775
Allegiant Travel (1) 2,600 222
American Airlines Group (1) 76,629 1,175
JetBlue Airways (1) 49,900 227
Joby Aviation (1) 77,700 1,026
SkyWest (1) 6,107 613
Sun Country Airlines Holdings (1) 12,600 181

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Surf Air Mobility (1)(2) 22,900 44
4,263
Professional Services  2.2%
Amentum Holdings (1) 18,534 538
Asure Software (1) 17,841 168
Booz Allen Hamilton Holding  18,407 1,553
CACI International, Class A (1) 2,968 1,581
CBIZ (1)(2) 8,346 421
Concentrix (2) 6,177 257
Conduent (1) 55,440 106
CRA International  1,142 229
CSG Systems International  3,520 270
ExlService Holdings (1) 25,031 1,062
Exponent  5,416 376
First Advantage (1) 22,995 334
FiscalNote Holdings (1)(2) 24,300 36
FTI Consulting (1) 4,803 821
Genpact  18,704 875
Huron Consulting Group (1) 3,154 545
ICF International  2,301 196
Innodata (1)(2) 4,500 229
Insperity  5,982 232
KBR  16,675 670
Kforce  5,663 175
Korn Ferry  7,413 489
Legalzoom.com (1) 14,700 146
ManpowerGroup  7,115 212
Mastech Digital (1) 14,882 104
Maximus  6,004 518
Parsons (1) 6,065 375
Paylocity Holding (1) 6,351 969
Planet Labs PBC (1)(2) 33,629 663
Resources Connection (2) 24,580 124
Robert Half  11,036 300
Science Applications International  5,578 562
SS&C Technologies Holdings  31,432 2,748
TaskUS, Class A (1) 5,600 66
TransUnion  25,657 2,200
TriNet Group  4,192 248
TrueBlue (1) 24,440 111
TTEC Holdings (1)(2) 20,690 75
UL Solutions, Class A  9,369 739
Upwork (1) 22,825 452

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Verra Mobility (1) 33,203 744
Willdan Group (1) 2,490 258
22,777
Trading Companies & Distributors  2.1%
Air Lease  10,921 702
Applied Industrial Technologies  5,426 1,393
BlueLinx Holdings (1) 3,800 233
Boise Cascade  4,784 352
Core & Main, Class A (1) 27,013 1,404
Distribution Solutions Group (1)(2) 4,908 134
DNOW (1) 34,047 451
Ferguson Enterprises  26,166 5,825
FTAI Aviation  13,731 2,703
GATX  3,825 649
Herc Holdings  4,424 656
McGrath RentCorp  4,285 450
MSC Industrial Direct, Class A  4,929 415
NPK International (1) 16,076 192
QXO (1)(2) 65,323 1,260
Rush Enterprises, Class A  7,516 405
SiteOne Landscape Supply (1) 7,626 950
Titan Machinery (1) 9,700 146
Watsco (2) 4,451 1,500
WESCO International  5,838 1,428
Willis Lease Finance  1,130 153
Xometry, Class A (1)(2) 8,300 494
21,895
Total Industrials & Business Services 197,797
INFORMATION TECHNOLOGY  18.3%
Communications Equipment  1.3%
Applied Optoelectronics (1)(2) 8,900 310
Calix (1) 9,183 486
Ciena (1) 20,671 4,834
Clearfield (1)(2) 4,400 128
CommScope Holding (1) 31,400 569
Digi International (1) 5,148 223
Extreme Networks (1) 15,246 254
Harmonic (1) 16,900 167
KVH Industries (1) 37,763 263
Lumentum Holdings (1)(2) 9,446 3,482
NETGEAR (1) 3,883 95
NetScout Systems (1) 10,900 295

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ondas Holdings (1)(2) 50,830 496
Ribbon Communications (1)(2) 12,405 36
Ubiquiti  552 306
Viasat (1) 18,013 621
Viavi Solutions (1) 32,200 574
13,139
Electronic Equipment, Instruments & Components  2.6%
Advanced Energy Industries  5,729 1,199
Arlo Technologies (1) 21,152 296
Arrow Electronics (1) 6,434 709
Avnet  11,109 534
Badger Meter  4,300 750
Bel Fuse, Class B  2,116 359
Belden  7,744 902
Benchmark Electronics  6,799 291
Cognex  27,502 989
Coherent (1) 20,913 3,860
Crane NXT (2) 5,135 242
CTS  7,145 306
ePlus  3,279 288
Fabrinet (1) 5,173 2,355
Flex (1) 50,245 3,036
Insight Enterprises (1) 3,508 286
IPG Photonics (1) 4,400 315
Itron (1) 5,447 506
Kimball Electronics (1) 6,768 188
Knowles (1) 12,529 268
Lightwave Logic (1)(2) 45,259 147
Littelfuse  2,838 718
Methode Electronics  16,250 108
Mirion Technologies (1)(2) 26,500 621
Novanta (1)(2) 5,628 670
OSI Systems (1)(2) 1,938 494
Ouster (1) 9,300 201
PC Connection  1,605 93
Plexus (1) 4,246 624
Ralliant  17,274 879
Rogers (1) 2,650 243
Sanmina (1) 6,718 1,008
ScanSource (1) 3,499 137
TD SYNNEX  9,589 1,440
TTM Technologies (1) 13,480 930
Vishay Intertechnology  10,620 154

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vishay Precision Group (1)(2) 7,119 274
Vontier  22,288 829
27,249
IT Services  3.2%
Applied Digital (1)(2) 34,043 835
ASGN (1) 8,569 413
BigBear.ai Holdings (1)(2) 62,260 336
Cloudflare, Class A (1) 41,226 8,128
CoreWeave, Class A (1) 27,487 1,968
DigitalOcean Holdings (1)(2) 9,054 436
DXC Technology (1) 25,163 369
Fastly, Class A (1) 21,500 219
Hackett Group  19,273 378
Kyndryl Holdings (1) 30,190 802
MongoDB (1) 11,092 4,655
Okta (1) 23,765 2,055
Snowflake (1) 45,782 10,043
Twilio, Class A (1) 20,417 2,904
Unisys (1) 23,252 64
Whitefiber (1) 3,760 59
33,664
Semiconductors & Semiconductor Equipment  3.7%
ACM Research, Class A (1) 6,642 262
Aehr Test Systems (1) 3,764 76
Allegro MicroSystems (1) 17,135 452
Alpha & Omega Semiconductor (1) 5,600 111
Ambarella (1) 5,100 361
Amkor Technology (2) 12,474 492
Astera Labs (1) 17,773 2,957
Atomera (1)(2) 12,600 28
Axcelis Technologies (1) 4,702 378
Cirrus Logic (1) 6,714 796
Cohu (1) 10,300 240
Credo Technology Group Holding (1) 20,858 3,001
Diodes (1) 4,571 226
Enphase Energy (1) 16,115 517
Entegris  23,207 1,955
FormFactor (1) 10,803 603
Impinj (1) 4,144 721
indie Semiconductor, Class A (1)(2) 18,600 66
Kulicke & Soffa Industries  8,865 404
Lattice Semiconductor (1) 22,250 1,637
MACOM Technology Solutions Holdings (1) 9,443 1,617

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Marvell Technology  117,510 9,986
MaxLinear (1) 11,870 207
MKS  11,069 1,769
Navitas Semiconductor (1)(2) 28,700 205
NVE (2) 647 38
Onto Innovation (1) 6,475 1,022
Penguin Solutions (1) 9,470 185
Photronics (1) 8,688 278
Power Integrations  6,700 238
Qorvo (1) 10,391 878
Rambus (1) 18,154 1,668
Rigetti Computing (1)(2) 44,775 992
Semtech (1) 12,278 905
Silicon Laboratories (1) 3,528 461
SiTime (1) 2,903 1,025
SolarEdge Technologies (1) 8,333 240
Synaptics (1) 6,082 450
Ultra Clean Holdings (1) 4,895 124
Universal Display  5,321 621
Veeco Instruments (1) 4,160 119
38,311
Software  6.9%
A10 Networks  23,172 410
ACI Worldwide (1) 16,223 776
Adeia  22,764 393
Agilysys (1)(2) 3,981 473
Alarm.com Holdings (1) 7,821 399
Appfolio, Class A (1) 3,793 882
Appian, Class A (1) 6,301 223
Asana, Class A (1) 13,541 186
Atlassian, Class A (1) 22,466 3,643
Aurora Innovation (1) 169,524 651
Bentley Systems, Class B (2) 16,243 620
BILL Holdings (1) 16,183 883
BitMine Immersion Technologies  38,284 1,039
Blackbaud (1) 6,575 416
BlackLine (1)(2) 6,082 336
Box, Class A (1) 22,260 666
Braze, Class A (1) 13,166 451
C3.ai, Class A (1)(2) 20,100 271
CCC Intelligent Solutions Holdings (1) 79,769 634
Cerence (1)(2) 16,888 181
Cipher Mining (1)(2) 40,186 593

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Circle Internet Group (1) 7,161 568
Cleanspark (1)(2) 37,805 383
Clearwater Analytics Holdings, Class A (1) 43,905 1,059
Commvault Systems (1) 6,659 835
Confluent, Class A (1) 39,196 1,185
Consensus Cloud Solutions (1) 7,067 154
Core Scientific (1) 45,423 661
CYNGN (1)(2) 20,900 50
Digimarc (1)(2) 19,100 125
Digital Turbine (1) 15,700 79
Docusign (1) 28,094 1,922
Dolby Laboratories, Class A  7,313 470
Domo, Class B (1)(2) 15,600 132
Dropbox, Class A (1) 19,225 534
D-Wave Quantum (1)(2) 47,277 1,236
Dynatrace (1) 41,067 1,780
Elastic (1) 12,300 928
Five9 (1) 9,410 189
Freshworks, Class A (1) 26,658 327
Gitlab, Class A (1) 22,026 827
Guidewire Software (1) 11,235 2,258
HubSpot (1) 7,503 3,011
Hut 8 (1) 13,697 629
Intapp (1) 9,817 450
Intellicheck (1) 19,500 130
InterDigital  4,341 1,382
Klaviyo, Class A (1) 18,377 597
Life360 (1)(2) 10,890 699
LivePerson (1)(2) 16,600 64
LiveRamp Holdings (1) 8,990 264
Manhattan Associates (1) 8,409 1,457
MARA Holdings (1)(2) 39,422 354
Mitek Systems (1) 18,497 195
N-able (1) 25,150 188
nCino (1)(2) 17,601 451
NCR Voyix (1)(2) 17,467 178
Nukkleus (1)(2) 13,900 56
Nutanix, Class A (1) 37,694 1,948
ON24 (1) 48,898 389
OneSpan  15,400 198
PAR Technology (1)(2) 4,530 164
Pegasystems  11,000 657
Procore Technologies (1) 16,911 1,230

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Progress Software (1) 7,268 312
Q2 Holdings (1) 9,764 705
Qualys (1) 4,419 587
Rapid7 (1) 11,543 175
RingCentral, Class A (1) 9,151 264
Riot Platforms (1) 45,800 580
Rubrik, Class A (1) 19,019 1,455
SailPoint (1)(2) 13,031 264
Samsara, Class A (1) 46,315 1,642
SentinelOne, Class A (1) 42,208 633
ServiceTitan, Class A (1) 8,249 879
SoundHound AI, Class A (1)(2) 52,108 520
Sprinklr, Class A (1) 14,300 111
SPS Commerce (1) 3,281 292
Strategy (1) 36,013 5,472
Telos (1) 35,700 182
Tenable Holdings (1) 13,989 329
Teradata (1) 11,751 358
Terawulf (1)(2) 47,916 551
UiPath, Class A (1) 53,711 880
Unity Software (1) 46,040 2,034
Varonis Systems (1) 16,851 553
Veritone (1) 28,200 131
Vertex, Class A (1) 11,530 230
Workiva (1) 8,758 755
Yext (1) 23,700 191
Zeta Global Holdings, Class A (1)(2) 30,333 617
Zoom Communications (1) 33,471 2,888
Zscaler (1) 13,883 3,123
71,232
Technology Hardware, Storage & Peripherals  0.6%
Eastman Kodak (1) 19,000 161
Immersion  20,635 140
IonQ (1)(2) 48,069 2,157
Pure Storage, Class A (1) 41,545 2,784
Quantum (1) 11,000 71
Quantum Computing (1) 26,799 275
Turtle Beach (1) 10,100 141
5,729
Total Information Technology 189,324

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  4.2%
Chemicals  1.4%
Ashland  6,077 357
Aspen Aerogels (1) 16,921 48
Avient  13,478 421
Axalta Coating Systems (1) 28,663 926
Balchem  5,282 810
Cabot  7,820 518
Celanese  14,842 628
Chemours  19,919 235
Eastman Chemical  11,929 761
Ecovyst (1) 26,100 254
Element Solutions  28,044 701
FMC  13,713 190
Hawkins  2,813 400
HB Fuller  8,670 515
Ingevity (1) 6,600 391
Innospec  4,684 358
Kronos Worldwide  30,100 133
Minerals Technologies  3,010 183
NewMarket  780 536
Olin  17,067 355
Orion  43,600 230
Perimeter Solutions (1) 18,923 521
PureCycle Technologies (1)(2) 23,200 199
Quaker Chemical  2,496 343
RPM International  19,986 2,079
Scotts Miracle-Gro  7,759 453
Sensient Technologies  5,080 477
Solstice Advanced Materials (1) 21,570 1,048
Stepan  3,100 147
Westlake (2) 5,653 418
14,635
Construction Materials  0.5%
Amrize (1) 66,911 3,619
Eagle Materials  4,467 923
Knife River (1) 10,863 764
5,306
Containers & Packaging  0.6%
AptarGroup  8,142 993
Crown Holdings  13,698 1,411
Graphic Packaging Holding  41,673 628

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Greif, Class A  5,190 351
Myers Industries  14,316 268
O-I Glass (1) 27,600 407
Ranpak Holdings (1)(2) 21,200 115
Sealed Air  22,617 937
Silgan Holdings (2) 8,209 331
Sonoco Products  10,907 476
TriMas  12,000 425
6,342
Metals & Mining  1.6%
Alcoa  31,706 1,685
Alpha Metallurgical Resources (1) 1,673 334
American Battery Technology (1)(2) 17,200 58
Century Aluminum (1) 7,258 284
Cleveland-Cliffs (1) 72,926 969
Coeur Mining (1) 93,179 1,661
Commercial Metals  14,049 973
Compass Minerals International (1)(2) 8,400 165
Hecla Mining  92,493 1,775
Ivanhoe Electric (1) 26,964 431
Kaiser Aluminum  1,836 211
Materion  3,000 373
Metallus (1) 10,000 172
MP Materials (1)(2) 19,721 996
Olympic Steel  4,610 197
Reliance  7,638 2,206
Royal Gold  10,876 2,418
Ryerson Holding (2) 5,500 138
USA Rare Earth (1) 13,783 164
Warrior Met Coal  9,936 876
Worthington Steel  4,479 155
16,241
Paper & Forest Products  0.1%
Clearwater Paper (1) 6,688 116
Louisiana-Pacific  9,995 807
Magnera (1) 10,600 161
Sylvamo  4,392 212
1,296
Total Materials 43,820
REAL ESTATE  5.3%
Diversified Real Estate Investment Trusts  0.4%
Armada Hoffler Properties, REIT (2) 47,957 318

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Broadstone Net Lease, REIT  30,786 535
Essential Properties Realty Trust, REIT  19,229 570
Gladstone Commercial, REIT  31,582 337
Global Net Lease, REIT  29,521 254
WP Carey, REIT  27,365 1,761
3,775
Health Care Real Estate Investment Trusts  0.6%
American Healthcare REIT, REIT  23,356 1,099
CareTrust REIT, REIT  23,517 850
Diversified Healthcare Trust, REIT  39,089 190
Global Medical REIT, REIT (2) 7,679 259
Healthcare Realty Trust, REIT  53,628 909
LTC Properties, REIT  2,950 101
Medical Properties Trust, REIT (2) 65,730 329
National Health Investors, REIT  6,330 483
Omega Healthcare Investors, REIT  32,434 1,438
Sabra Health Care REIT, REIT  31,977 606
Universal Health Realty Income Trust, REIT  8,850 347
6,611
Hotel & Resort Real Estate Investment Trusts  0.2%
Apple Hospitality REIT, REIT  43,846 520
DiamondRock Hospitality, REIT  30,600 274
Park Hotels & Resorts, REIT (2) 17,448 182
Pebblebrook Hotel Trust, REIT  23,553 267
Ryman Hospitality Properties, REIT  6,715 635
Service Properties Trust, REIT (2) 47,800 88
Summit Hotel Properties, REIT  41,800 204
Sunstone Hotel Investors, REIT  16,394 147
Xenia Hotels & Resorts, REIT  17,149 242
2,559
Industrial Real Estate Investment Trusts  0.7%
Americold Realty Trust, REIT (2) 47,904 616
EastGroup Properties, REIT  7,839 1,396
First Industrial Realty Trust, REIT  13,896 796
Innovative Industrial Properties, REIT  4,983 236
Lineage, REIT (2) 9,458 331
LXP Industrial Trust, REIT  7,888 391
Rexford Industrial Realty, REIT  34,744 1,345
STAG Industrial, REIT  19,477 716
Terreno Realty, REIT  16,467 967
6,794

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  0.4%
COPT Defense Properties, REIT  7,705 214
Cousins Properties, REIT  15,069 389
Douglas Emmett, REIT  24,962 274
Empire State Realty Trust, Class A, REIT  34,974 228
Highwoods Properties, REIT  7,240 187
JBG SMITH Properties, REIT (2) 16,315 278
Kilroy Realty, REIT  17,700 661
NET Lease Office Properties, REIT  9,021 233
Piedmont Realty Trust, Class A, REIT  17,800 148
Postal Realty Trust, Class A, REIT  25,786 416
SL Green Realty, REIT  10,988 504
Vornado Realty Trust, REIT  27,557 917
4,449
Real Estate Management & Development  0.8%
Anywhere Real Estate (1) 21,100 299
Compass, Class A (1) 65,800 696
Cushman & Wakefield (1) 37,912 614
Douglas Elliman (1) 40,938 97
FRP Holdings (1) 15,530 354
Howard Hughes Holdings (1) 2,800 223
Jones Lang LaSalle (1) 6,777 2,280
Kennedy-Wilson Holdings  23,700 229
Newmark Group, Class A  23,404 406
Opendoor Technologies (1) 99,832 582
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 3,486 3
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 3,486 2
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 3,486 1
Seaport Entertainment Group (1)(2) 8,311 164
Seritage Growth Properties, Class A (1)(2) 31,645 103
St. Joe  5,458 324
Tejon Ranch (1) 18,850 297
Zillow Group, Class A (1) 5,741 392
Zillow Group, Class C (1) 22,471 1,533
8,599
Residential Real Estate Investment Trusts  0.7%
American Homes 4 Rent, Class A, REIT  47,780 1,534
Apartment Investment & Management, Class A, REIT  31,958 190
Bluerock Homes Trust, REIT (2) 6,174 66
Centerspace, REIT  3,700 247
Equity LifeStyle Properties, REIT  27,639 1,675
Independence Realty Trust, REIT  20,465 358

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Sun Communities, REIT  18,432 2,284
UMH Properties, REIT  15,372 244
Veris Residential, REIT  11,270 167
6,765
Retail Real Estate Investment Trusts  0.7%
Acadia Realty Trust, REIT  26,804 551
Agree Realty, REIT  11,608 836
Alexander's, REIT (2) 915 200
Brixmor Property Group, REIT  48,667 1,276
Curbline Properties, REIT  16,888 392
Getty Realty, REIT  11,622 318
InvenTrust Properties, REIT  2,744 77
Kite Realty Group Trust, REIT  26,325 631
Macerich, REIT  28,354 523
NNN REIT, REIT  23,243 921
Phillips Edison, REIT  12,370 440
Saul Centers, REIT  8,719 275
Tanger, REIT  14,049 469
Urban Edge Properties, REIT  9,367 180
7,089
Specialized Real Estate Investment Trusts  0.8%
CubeSmart, REIT  36,436 1,314
EPR Properties, REIT  6,521 325
Four Corners Property Trust, REIT  6,401 148
Gaming & Leisure Properties, REIT  37,490 1,675
Gladstone Land, REIT (2) 32,501 297
Global Self Storage, REIT  19,971 102
Lamar Advertising, Class A, REIT  14,243 1,803
Millrose Properties, REIT  15,090 451
National Storage Affiliates Trust, REIT (2) 8,516 240
Outfront Media, REIT  15,632 377
PotlatchDeltic, REIT  8,080 321
Rayonier, REIT  31,075 673
Safehold, REIT  6,308 86
Smartstop Self Storage REIT, REIT  10,425 323
8,135
Total Real Estate 54,776
UTILITIES  2.0%
Electric Utilities  0.6%
Genie Energy, Class B  14,486 200
Hawaiian Electric Industries (1) 22,300 274
IDACORP  5,405 684

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MGE Energy  5,409 424
OGE Energy  28,755 1,228
Oklo (1)(2) 16,803 1,206
Otter Tail  6,824 551
Portland General Electric  18,125 870
TXNM Energy  9,982 588
6,025
Gas Utilities  0.6%
Chesapeake Utilities  4,288 535
MDU Resources Group  26,694 521
National Fuel Gas  11,739 940
New Jersey Resources  13,704 632
Northwest Natural Holding  10,145 474
ONE Gas  7,678 593
RGC Resources  8,179 174
Southwest Gas Holdings  8,070 646
Spire  4,974 411
UGI  24,992 936
5,862
Independent Power & Renewable Electricity
Producers  0.3%
Clearway Energy, Class C  7,693 256
Ormat Technologies  7,590 838
Talen Energy (1) 5,824 2,183
3,277
Multi-Utilities  0.2%
Avista  10,850 418
Black Hills  8,110 563
Northwestern Energy Group  8,468 546
Unitil  9,408 456
1,983
Water Utilities  0.3%
American States Water  6,799 493
California Water Service Group  10,314 447
Essential Utilities  31,916 1,224
H2O America  4,960 243
Middlesex Water  6,954 351
2,758
Total Utilities 19,905
Total Common Stocks (Cost $580,620) 1,032,441

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.77% (4)(5) 2,270,810 2,271
Total Short-Term Investments (Cost $2,271) 2,271
SECURITIES LENDING COLLATERAL  4.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 4.3%
Money Market Funds 4.3%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(5) 44,617,370 44,617
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 44,617
Total Securities Lending Collateral (Cost $44,617) 44,617
Total Investments in Securities
104.2% of Net Assets
(Cost $627,508) $ 1,079,329
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 12 Russell 2000 E-Mini Index contracts 3/26 1,499 $ (8)
Long, 4 S&P 400 E-Mini MidCap Index contracts 3/26 1,330 (3)
Net payments (receipts) of variation margin to date (16)
Variation margin receivable (payable) on open futures contracts $ (27)

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 202++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 202+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 36,591  ¤  ¤ $ 2,271
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 44,617
Total $ 46,888^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $202 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $46,888.

T. ROWE PRICE Extended Equity Market Index Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $627,508) $ 1,079,329
Dividends receivable 791
Receivable for shares sold 643
Cash deposits on futures contracts 203
Other assets 100
Total assets 1,081,066
Liabilities
Obligation to return securities lending collateral 44,617
Payable for shares redeemed 252
Investment management fees payable 81
Due to affiliates 69
Variation margin payable on futures contracts 27
Payable to directors 1
Other liabilities 98
Total liabilities 45,145
NET ASSETS $ 1,035,921
Net Assets Consist of:
Total distributable earnings (loss) $ 457,012
Paid-in capital applicable to 29,547,427 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 578,909
NET ASSETS $ 1,035,921
NET ASSET VALUE PER SHARE $ 35.06

T. ROWE PRICE Extended Equity Market Index Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $12) $ 11,535
Securities lending 481
.
  Interest 17
Total income 12,033
Expenses
Investment management 897
Shareholder servicing 1,127
Prospectus and shareholder reports 27
Custody and accounting 234
Registration 40
Legal and audit 37
Directors 3
Miscellaneous 17
Total expenses 2,382
Net investment income 9,651
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 70,139
Futures 780
Net realized gain 70,919
Change in net unrealized gain / loss
Securities 25,416
Futures 322
Change in net unrealized gain / loss 25,738
Net realized and unrealized gain / loss 96,657
INCREASE IN NET ASSETS FROM OPERATIONS $ 106,308

T. ROWE PRICE Extended Equity Market Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,651 $ 9,616
Net realized gain 70,919 68,035
Change in net unrealized gain / loss 25,738 72,656
Increase in net assets from operations 106,308 150,307
Distributions to shareholders
Net earnings (40,366) (72,739)
Capital share transactions
*
Shares sold 133,941 73,678
Distributions reinvested 36,435 66,647
Shares redeemed (212,374) (159,686)
Decrease in net assets from capital share
transactions (41,998) (19,361)
Net Assets
Increase during period 23,944 58,207
Beginning of period 1,011,977 953,770
End of period $ 1,035,921 $ 1,011,977
*Share information (000s)
Shares sold 3,856 2,280
Distributions reinvested 1,027 1,915
Shares redeemed (6,204) (4,996)
Decrease in shares outstanding (1,321) (801)

T. ROWE PRICE Extended Equity Market Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change

T. ROWE PRICE Extended Equity Market Index Fund

in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $48,262,000 of net gain on $59,697,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value

T. ROWE PRICE Extended Equity Market Index Fund

methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued

T. ROWE PRICE Extended Equity Market Index Fund

at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Extended Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,032,441 $ — $ — $ 1,032,441
Short-Term Investments 2,271 — — 2,271
Securities Lending Collateral 44,617 — — 44,617
Total $ 1,079,329 $ — $ — $ 1,079,329
Liabilities
Futures Contracts* $ 11 $ — $ — $ 11
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 11
Total $ 11
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 780
Total $ 780

T. ROWE PRICE Extended Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, cash of $203,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 322
Total $ 322

T. ROWE PRICE Extended Equity Market Index Fund

to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing

T. ROWE PRICE Extended Equity Market Index Fund

fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $79,021,000; the aggregate value of collateral was $81,903,000 and consisted of cash collateral and related investments of
$44,617,000 and U.S. government securities of $37,286,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $150,085,000 and $156,850,000, respectively, for the year ended
December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE Extended Equity Market Index Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 11,250 $ 14,773
Long-term capital gain 29,116 57,966
Total distributions $ 40,366 $ 72,739
($000s)
Cost of investments $ 632,008
Unrealized appreciation $ 516,018
Unrealized depreciation (68,697)
Net unrealized appreciation (depreciation) $ 447,321
($000s)
Undistributed ordinary income $ 3,891
Undistributed long-term capital gain 5,800
Net unrealized appreciation (depreciation) 447,321
Total distributable earnings (loss) $ 457,012

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)

T. ROWE PRICE Extended Equity Market Index Fund

to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.35%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended December 31, 2025.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for
Price Associates; $641,000 for T. Rowe Price Services, Inc.; and $85,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Expense limitation 0.25%
Expense limitation date 02/29/28
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Extended Equity Market Index Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in

T. ROWE PRICE Extended Equity Market Index Fund

the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Extended Equity Market Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Extended Equity Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Extended Equity Market Index
Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Extended Equity Market Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Extended Equity Market Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$33,414,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $8,098,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $7,533,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $1,645,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F124-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026